ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31,
	2021	2022
	SGD’000	SGD’000
Accounts receivable	3,254	5,669
Less: allowance for doubtful accounts	(34)	(34)
Accounts receivable, net	3,220	5,635

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movements in the allowance for doubtful accounts for the years ended December 31, 2021 and 2022 were as follows:

	2021	2022
	SGD’000	SGD’000
Balance at beginning of the year	82	34
Additions	-	-
Reversal	(48)	-
Exchange effect	-	-
Balance at end of the year	34	34

SCHEDULE OF ACCOUNTS NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	December 31,
	2021	2022
	SGD’000	SGD’000
Within 30 days	1,511	3,094
Between 31 and 60 days	587	1,683
Between 61 and 90 days	282	270
More than 90 days	840	588
Accounts receivable, net	3,220	5,635